Accounts receivable, net	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Accounts receivable, net

6.Accounts receivable, net

Accounts receivable, net consists of the following:

	As of
	December 31,
	2022	2023
	RMB	RMB
Accounts receivable	222,531	196,150
Less: allowance for credit losses	(32,866)	(34,329)
Accounts receivable, net	189,665	161,821

The movements in the allowance for credit losses are as follows:

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	(33,465)	(31,606)	(32,866)
Additions	(5,741)	(4,019)	(1,882)
Reversals	6,779	1,776	377
Write offs	821	983	42
Balance at end of the year	(31,606)	(32,866)	(34,329)

Allowance for credit losses consists of specific provision carried forward from 2019 of RMB23.1 million and RMB23.1 million as of December 31, 2022 and 2023, respectively.